Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Transactions
General and administrative expenses	$ 4,380	$ 3,488	$ 9,071	$ 6,559
Vessel operating costs	19,047	20,044	37,621	37,851
Financial costs	9,778	9,115	18,559	18,531
(Loss)/gain on derivatives	(1,246)	403	(6,223)	(916)
GasLog Ltd. | Administrative services fees
Transactions
General and administrative expenses	2,171	1,177	4,342	2,354
GasLog Ltd. | Commitment fee under Sponsor Credit Facility
Transactions
Financial costs		76	68	151
GasLog Ltd. | Realized loss on interest rate swaps held for trading
Transactions
(Loss)/gain on derivatives	475	1,373	1,344	2,692
GasLog LNG Services | Commercial management fees
Transactions
General and administrative expenses	1,047	1,350	2,112	2,700
GasLog LNG Services | Management fees
Transactions
Vessel operating costs	1,681	$ 1,932	3,256	3,864
GasLog LNG Services | Other vessel operating costs
Transactions
Vessel operating costs	$ 8		$ 13	$ 10